Leases (Details 1) - Jun. 30, 2025	USD ($)	CNY (¥)
Leases [Abstract]
2025 (remaining six months)	$ 97,972	¥ 701,342
2026	135,663	971,161
Total	$ 233,635	¥ 1,672,503